Commitments - Additional Information (Detail) - USD ($)		2 Months Ended	5 Months Ended
	May 07, 2020	Jul. 06, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Line Items]
Description of underwriting agreement	The underwriters will be entitled to a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate (or up to $2,875,000 if the underwriters' over-allotment is exercised in full), payable upon the closing of the Proposed Public Offering.
Discount per unit		$ 0.20	$ 0.20
Underwriting discount		$ 2,875,000	$ 2,875,000
Description of business combination marketing agreement		The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering, or $5,031,250, including any proceeds from the full or partial exercise of the over-allotment option.	The Company will pay the underwriters a cash fee for such services upon the consummation of a Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of Initial Public Offering, or $5,031,250, including any proceeds from the full or partial exercise of the over-allotment option.
Description of forward purchase agreement		On June 30, 2020, the Company entered into a forward purchase agreement with funds affiliated with EcoR1 Capital, LLC that will provide for the purchase by such funds of an aggregate of 2,500,000 shares of Class A common stock and 833,333 redeemable warrants, for an aggregate purchase price of $25,000,000, or $10.00 per one share of Class A common stock and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of a Business Combination.	On June 30, 2020, the Company entered into a forward purchase agreement with funds affiliated with EcoR1 Capital, LLC that will provide for the purchase by such funds of an aggregate of 2,500,000 shares of Class A common stock and 833,333 redeemable warrants, for an aggregate purchase price of $25,000,000, or $10.00 per one share of Class A common stock and one-third of one redeemable warrant, in a private placement to close substantially concurrently with the closing of a Business Combination.
Public Utilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Description of underwriting agreement	The underwriters a 45-day option from the date of Proposed Public Offering to purchase up to 1,875,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.